Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions				12 Months Ended
	Feb. 13, 2024	Nov. 02, 2023	Jun. 23, 2022	Dec. 31, 2023
Loss Contingencies [Line Items]
Loss contingency, lawsuit filing date				June 23, 2022
Loss contingency, name of plaintiff			Donovitz
Loss contingency, name of defendant			Haymaker Sponsor, LLC
Subsequent Event
Loss Contingencies [Line Items]
Repurchase of stock upon settlement agreement	$ 76.9
Judicial Ruling
Loss Contingencies [Line Items]
Loss contingency attorney's fees awarded		$ 4.7
Loss contingency future fees awarded		$ 0.2